ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	FIXED INCOME - 99.9%
44,762	First Trust Senior Loan ETF	$ 2,002,204
59,791	Invesco Fundamental High Yield Corporate Bond ETF	1,008,674
6,612	iShares Convertible Bond ETF	466,609
25,761	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,610,877
13,346	iShares iBoxx High Yield Corporate Bond ETF	979,997
32,286	iShares MBS ETF	2,916,717
170,694	iShares US Treasury Bond ETF	3,826,960
15,897	Janus Henderson AAA CLO ETF	776,409
10,693	SPDR Bloomberg High Yield Bond ETF	962,905
		15,551,352

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,215,239)	15,551,352

	TOTAL INVESTMENTS - 99.9% (Cost $18,215,239)	$ 15,551,352
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	18,729
	NET ASSETS - 100.0%	$ 15,570,081

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MBS	- Mortgage-Backed Security
SPDR	- Standard & Poor's Depositary Receipt